Other Current and Non-current Assets	12 Months Ended
Dec. 31, 2023
Other Current and Non-current Assets
Other Current and Non-current Assets

7. Other Current and Non-current Assets

Other current and non-current assets consisted of the following (in thousands):

	2023	2022
Straight-lining of revenue	$36,495	$22,007
Marketable securities	$86,029	—
Claims receivable	12,026	15,169
Vessel held for sale	—	3,297
Other current assets	7,623	7,332
Total current assets	$142,173	$47,805

Straight-lining of revenue	$63,382	$83,873
Other non-current assets	9,245	6,050
Total non-current assets	$72,627	$89,923

7. Other Current and Non-current Assets (Continued)

a. Eagle Bulk Shipping Inc.

In June 2023, the Company acquired marketable securities of Eagle Bulk Shipping Inc., which is listed on the New York Stock Exchange (Ticker: EGLE) consisting of 1,552,865 shares of common stock for $68.2 million (out of which $24.4 million from Virage International Ltd., a related company). EGLE currently owns and operates a fleet of 52 Ultramax and Supramax bulk carriers that aggregate to approximately 3.2 million DWT. As of December 31, 2023, these marketable securities were fair valued at $86.0 million and the Company recognized a $17.9 million gain on these marketable securities reflected under “Gain/(loss) on investments” in the Consolidated Statement of Income. Additionally, the Company recognized dividend income on these shares amounting to $1.0 million in the period ended December 31, 2023. On December 11, 2023, Star Bulk Carriers Corp. (Ticker: SBLK) and EGLE announced that both companies have entered into a definitive agreement to combine in an all-stock merger. Under the terms of the agreement, EGLE shareholders will receive 2.6211 shares of SBLK common stock for each share of Eagle common stock owned. This transaction is expected to close in the first half of 2024, subject to approval by EGLE shareholders, receipt of applicable regulatory approvals and satisfaction of other customary closing conditions.

b. ZIM

The Company classified its equity participation in ZIM, received after the charter restructuring agreements with ZIM in 2014, at cost as the Company did not have the ability to exercise significant influence. In 2016, the Company tested for impairment of its equity participation in ZIM based on the existence of triggering events that indicated the interest in equity may have been impaired and recorded an impairment loss of $28.7 million, thus reducing its book value to nil. In March 2020, the Company increased its equity participation in ZIM to approximately 10.2% by acquisition of additional shares for $75 thousand.

On January 27, 2021, ZIM completed its initial public offering and listing on the New York Stock Exchange (“NYSE”) of its ordinary shares. Following this offering the Company owned 10,186,950 ordinary shares of ZIM. In 2021, the Company sold 3,000,000 of ordinary shares of ZIM resulting in net proceeds of $120.7 million. The fair value of the remaining 7,186,950 ordinary shares of ZIM amounting to $423.0 million, representing 6.1% of ZIM’s outstanding ordinary shares, was presented under “Other current assets” in the Consolidated Balance Sheet as of December 31, 2021, based on the closing price of ZIM ordinary shares on the NYSE on that date. In 2022, the Company sold all the remaining shareholding interest of 7,186,950 ZIM’s ordinary shares for net proceeds of $246.6 million. For the years ended December 31, 2022 and 2021, the Company recognized $176.4 million loss and $543.7 million gain on these shares, respectively. These gains/losses were reflected under “Gain/(loss) on investments” in the Consolidated Statements of Income. Additionally, the Company recognized dividend income on these shares amounting to $165.4 million and $34.3 million in the years ended December 31, 2022 and 2021, respectively, which was recognized under “Dividend income” in the Consolidated Statements of Income. Taxes withheld on dividend income amounted to $18.3 million and $5.9 million in the years ended December 31, 2022 and 2021, respectively, and are reflected under “Income taxes” in the Consolidated Statements of Income.

The Company received $2.4 million of mandatory repayment of ZIM Series 1 Notes from excess cash of ZIM in March 2021 and $47.2 million of mandatory repayment of all remaining ZIM Series 1 and Series 2 Notes and accrued interest of $6.4 million in June 2021. The Company recognized $6.6 million in relation to total interest income and fair value unwinding of ZIM notes in the Consolidated Statements of Income under “Interest income” for the year ended December 31, 2021.

Furthermore, in July 2014, an amount of $39.1 million, which represents the additional compensation received from ZIM, was recorded as unearned revenue representing compensation to the Company for the future reductions in the daily charter rates payable by ZIM under its time charters, which expired in 2020 or 2021, for six of the Company’s vessels. This amount was recognized in the Consolidated Statements of Income under “Operating revenues” over the remaining life of the respective time charters. For the year ended December 31, 2021, the Company recorded an amount of $1.1 million of unearned revenue amortization in “Operating revenues”.

7. Other Current and Non-current Assets (Continued)

c. Hyundai Merchant Marine (“HMM”)

In July 2016, after the charter restructuring agreements with HMM, the Company obtained interest bearing senior unsecured HMM notes consisting of $32.8 million Loan Notes 1 with original maturity in July 2024 and $6.2 million Loan Notes 2 with original maturity in December 2022 and 4.6 million HMM shares. On September 1, 2016, the Company sold all HMM shares and the net proceeds were used to repay outstanding debt obligations. The Company received $19.9 million of mandatory repayment of HMM Loan Notes 1 and related accrued interest of $3.0 million in May 2021 and $6.1 million of mandatory repayment of HMM Loan Notes 2 and related accrued interest of $1.1 million in December 2021. Furthermore, for the year ended December 31, 2021, the Company recognized $5.0 million in relation to total interest income and fair value unwinding of HMM notes under “Interest income” in the Consolidated Statements of Income.

On July 18, 2016, the Company recognized unearned revenue of $75.6 million representing compensation to the Company for the future reductions in the daily charter rates payable by HMM under the time charter agreements. The amortization of unearned revenue is recognized in the Consolidated Statement of Income under “Operating revenues” over the remaining life of the respective charters. In each of the years ended December 31, 2023, 2022 and 2021, the Company recorded an amount of $8.2 million of unearned revenue amortization. As of December 31, 2023, the outstanding current portion of unearned revenue in relation to HMM amounted to $2.5 million. As of December 31, 2022, the outstanding balances of the current and non-current portion of unearned revenue in relation to HMM amounted to $8.2 million and $2.5 million, respectively.

d. Available for sale category

As described above, in 2021, ZIM and HMM redeemed all notes previously classified as available for sale. The following tables summarizes the gains/losses on available-for-sale debt securities for the year ended December 31, 2021 (in thousands):

Gain/(loss)
on available for
sale securities
Balance as of January 1, 2021	$(11,591)
Gain on available for sale securities	20,803
Reclassification to interest income	(9,212)
Balance as of December 31, 2021	—